AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2025
	Shares	Value
Common Stocks - 96.6%
Communication Services - 7.3%
Cogent Communications Holdings, Inc.[1]	30,387	$2,289,357
Comcast Corp., Class A	53,617	1,804,748
The Interpublic Group of Cos., Inc.	19,150	549,030
Warner Music Group Corp., Class A1	19,121	608,048

Total Communication Services		5,251,183
Consumer Discretionary - 2.8%
Genuine Parts Co.	5,454	634,028
NIKE, Inc., Class B	4,900	376,810
Starbucks Corp.	9,537	1,026,944

Total Consumer Discretionary		2,037,782
Consumer Staples - 11.6%
Kimberly-Clark Corp.	10,658	1,385,220
The Kroger Co.[1]	32,110	1,979,260
PepsiCo, Inc.	6,910	1,041,268
Sysco Corp.	7,691	560,828
Target Corp.	9,313	1,284,356
Unilever PLC, Sponsored ADR (United Kingdom)	37,575	2,156,053

Total Consumer Staples		8,406,985
Energy - 13.8%
Enterprise Products Partners LP, MLP [1]	60,188	1,965,138
EOG Resources, Inc.	8,404	1,057,139
Expand Energy Corp.	11,122	1,129,995
Kinder Morgan, Inc.	101,032	2,776,360
The Williams Cos., Inc.	55,558	3,079,580

Total Energy		10,008,212
Financials - 16.6%
Axis Capital Holdings, Ltd. (Bermuda)	19,487	1,773,707
Chubb, Ltd. (Switzerland)	5,921	1,609,802
CNA Financial Corp.	11,090	544,075
Fidelity National Financial, Inc.	11,725	682,043
The PNC Financial Services Group, Inc.	12,576	2,527,147
The Progressive Corp.	9,703	2,391,207
U.S. Bancorp	37,124	1,773,785
Willis Towers Watson PLC (United Kingdom)	2,190	721,747

Total Financials		12,023,513
Health Care - 11.5%
AbbVie, Inc.	5,392	991,589
Amgen, Inc.	4,696	1,340,332
Becton Dickinson & Co.	4,229	1,047,100
Bristol-Myers Squibb Co.	21,169	1,247,913
Elevance Health, Inc.	883	349,403
	Shares	Value

Johnson & Johnson	4,890	$744,014
Pfizer, Inc.	31,674	839,994
Royalty Pharma PLC, Class A	56,594	1,787,239

Total Health Care		8,347,584
Industrials - 6.9%
CSG Systems International, Inc.	12,326	724,645
Dun & Bradstreet Holdings, Inc.	48,843	600,769
Lockheed Martin Corp.	909	420,822
Paycom Software, Inc.	6,874	1,426,767
United Parcel Service, Inc., Class B	12,815	1,463,857
Watsco, Inc.[1]	684	327,356

Total Industrials		4,964,216
Information Technology - 14.8%
Avnet, Inc.	20,255	1,046,373
Cisco Systems, Inc.	14,001	848,461
Corning, Inc.	20,277	1,056,026
Micron Technology, Inc.	18,294	1,669,144
NetApp, Inc.	6,010	733,821
Oracle Corp.	19,383	3,296,273
Salesforce, Inc.	3,988	1,362,700
Texas Instruments, Inc.	3,796	700,780

Total Information Technology		10,713,578
Real Estate - 3.1%
American Tower Corp., REIT	9,152	1,692,662
Crown Castle, Inc., REIT	5,798	517,646

Total Real Estate		2,210,308
Utilities - 8.2%
The AES Corp.	100,285	1,103,135
Duke Energy Corp.	11,298	1,265,263
IDACORP, Inc.	13,347	1,467,369
Northwestern Energy Group, Inc.	16,720	901,375
TXNM Energy, Inc.[1]	25,121	1,214,601

Total Utilities		5,951,743

Total Common Stocks (Cost $46,828,142)		69,915,104
Preferred Stock - 1.0%
Information Technology - 1.0%
Hewlett Packard Enterprise Co., 7.625%	11,583	708,069

Total Preferred Stock (Cost $725,138)		708,069

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 5.1%
Joint Repurchase Agreements - 2.8%[2]
BNP Paribas SA, dated 01/31/25, due 02/03/25, 4.330% total to be received $70,642 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 05/15/27 - 02/15/46, totaling $72,029)	$70,617	$70,617
Daiwa Capital Markets America, dated 01/31/25, due 02/03/25, 4.350% total to be received $1,000,363 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 02/13/25 - 02/01/55, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 01/31/25, due 02/03/25, 4.340% total to be received $1,000,362 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 03/01/33 - 01/01/55, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,070,617
	Principal Amount	Value
Repurchase Agreements - 2.3%
Fixed Income Clearing Corp., dated 01/31/25, due 02/03/25, 4.100% total to be received $1,651,564 (collateralized by a U.S. Treasury Note, 4.250%, 03/15/27, totaling $1,684,064)	$1,651,000	$1,651,000

Total Short-Term Investments (Cost $3,721,617)		3,721,617
Total Investments - 102.7% (Cost $51,274,897)		74,344,790
Other Assets, less Liabilities - (2.7)%		(1,974,879)
Net Assets - 100.0%		$72,369,911

[1]	Some of these securities, amounting to $7,450,454 or 10.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$69,915,104	—	—	$69,915,104
Preferred Stock†	708,069	—	—	708,069
Short-Term Investments
Joint Repurchase Agreements	—	$2,070,617	—	2,070,617
Repurchase Agreements	—	1,651,000	—	1,651,000
Total Investments in Securities	$70,623,173	$3,721,617	—	$74,344,790

†	All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,450,454	$2,070,617	$5,640,661	$7,711,278
The following table summarizes the securities received as collateral for securities lending at January 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	02/20/25-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.